Assets Held for Sale (Details) - USD ($) $ in Thousands	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale		$ 8,057	$ 0
Assets held for sale, carrying value of vessel		7,538
Assets held for sale, fair value of vessel		$ 8,000
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel agreed sale price	$ 7,300